Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations

Note 17 – Concentrations

Major suppliers

The Company sourced approximately 75% of its inventory purchases from two vendors for the three months ended March 31, 2024. The Company sourced approximately 81% of its inventory purchases from three vendors for the three months ended March 31, 2023.

Major customers

Accounts receivable from two customers represented 89% of accounts receivable as of March 31, 2024. Accounts receivable from two customers represented 79% of accounts receivable as of December 31, 2023. Three customers represented 70% of gross sales for the three months ended March 31, 2024. Four customers represented 70% of gross sales for the three months ended March 31, 2023.

Credit risk

As of March 31, 2024 and December 31, 2023, the Company’s cash and cash equivalents were deposited in accounts at several financial institutions and may maintain some balances in excess of federally insured limits. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.

Note 16 – Concentrations

Major suppliers

The Company sourced approximately 64% of its inventory purchases from two vendors for the year ended December 31, 2023. The Company sourced approximately 69% of its inventory purchases from three vendors for the year ended December 31, 2022.

Major customers

Accounts receivable from two customers represented 79% of accounts receivable as of December 31, 2023. Accounts receivable from three customers represented 88% of accounts receivable as of December 31, 2022. Three customers represented 62% of gross sales for the year ended December 31, 2023. Three customers represented 58% of gross sales for the year ended December 31, 2022.

Credit risk

As of December 31, 2023 and 2022, the Company’s cash and cash equivalents were deposited in accounts at several financial institutions and may maintain some balances in excess of federally insured limits. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.